Interest-bearing loans and borrowings - short term (Tables)	12 Months Ended
Mar. 31, 2026
Disclosure of detailed information about borrowings [abstract]
Summary of Short Term Interest-bearing Loans And Borrowings

	As at March 31,	As at March 31,
	2025	2026	2026
	(INR)	(INR)	(USD)
Working capital term loan (secured)	18,670	6,068	65
Bank overdrafts (secured)	-	1,021	11
Acceptances (secured)	55,488	33,973	362
Buyer's / supplier's credit (secured)	6,169	13,308	142
Term loan from banks and financial institutions (secured)	—	2,488	27
Current maturities of long term interest-bearing loans and borrowings (refer Note 18)	60,384	183,287	1,953
Total #	140,711	240,145	2,559